Investments - Principal geographic distribution of municipal bonds (Details)	Dec. 31, 2021	Dec. 31, 2020
Texas
Municipal Bonds
Percentage of municipal bonds carrying value	22.60%	16.80%
Oregon
Municipal Bonds
Percentage of municipal bonds carrying value	11.60%	11.30%
New Jersey
Municipal Bonds
Percentage of municipal bonds carrying value	10.50%	7.40%
California
Municipal Bonds
Percentage of municipal bonds carrying value	7.80%	16.80%
New York
Municipal Bonds
Percentage of municipal bonds carrying value	6.90%	5.30%
Hawaii
Municipal Bonds
Percentage of municipal bonds carrying value	5.70%	2.70%
Arizona
Municipal Bonds
Percentage of municipal bonds carrying value	5.10%	2.10%